SHAREHOLDER'S EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Parent Company [Member]
SHAREHOLDER'S EQUITY
3.	SHAREHOLDER’S EQUITY
In January 2019, the Company issued 1,000 common shares to EOC for $5,000.
3.	SHAREHOLDER’S EQUITY
In January 2019, the Company issued 1,000 common shares to Endeavor for $5,000.